Debt - Schedule of Aggregate Future Minimum Principal Payments on the Term Loan (Details) - Term Loan $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 8,250
2018	8,250
2019	9,900
2020	12,375
Thereafter	126,225
Total	$ 165,000